Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE, and the subsidiaries of the VIE. All inter-company transactions and balances have been eliminated.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to revenue recognition, allowance for accounts receivable, allowance for financing receivables, allowance for finance lease receivables, fair value of risk assurance liabilities, allowance for contract assets, share-based compensation, valuation allowance for deferred tax assets, assessment of recoverability of the Company’s property and equipment, intangible assets, uncertain tax positions, goodwill and fair value of investments among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Revenue recognition
Revenue recognition
The Company’s revenues are derived principally from 1) loan facilitation services and post-origination administrative services, 2) finance lease services, 3) after-market services facilitation services, 4) automobile trading income, and 5) other income.
On January 1, 2019, the Company adopted ASC 606,
Revenue from Contracts with Customers
, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605,
Revenue recognition
. The cumulative effect of adopting ASC 606 resulted in an increase of RMB17,585,853 to the opening balance of retained earnings at January 1, 2019. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax (“VAT”). The Company determines revenue recognition through the following steps:

•	Identify the contract(s) with a customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when (or as) the entity satisfies a performance obligation.
Loan facilitation services and post-origination administrative services (“PAS”)
The Company entered into
non-risk
assured and risk assured facilitation arrangements with various financial institutions. Borrowers that pass the Company’s credit assessment are recommended to the financial institutions. Once the borrower is independently approved by the financial institutions, the financial institutions will directly fund the borrower’s automobile purchase and the Company will earn a loan facilitation fee from the financial institution and borrowers. The Company will provide PAS, such as tracking through telematics devices in the automobiles; and sending short-message-service (“SMS”) payment reminder to borrowers, throughout the terms of the loans. In addition, for certain arrangements, the Company provides risk assurance on the principal and accrued interest repayments of the defaulted loans to various financial institutions. The Company determined that it is not the legal lender or legal borrower in the loan origination and repayment process, respectively. Therefore, the Company does not record loan receivables and payable arising from the loans between borrowers and financial institutions on its consolidated balance sheet.
The Company determines its customers to be both the financial institutions and borrowers. The Company considers the loan facilitation service, PAS and risk assurance services as separate services, of which the risk assurance service is accounted for in accordance ASC 460, Guarantees (“ASC 460”).
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price includes variable service fees which are contingent on the borrower making timely repayments. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. As a result, the estimation of variable consideration involves significant judgement. The Company makes the assessment of whether the estimate of variable consideration is constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.
The Company first allocates the transaction price to the risk assurance liabilities at fair value in accordance with ASC 460. The remaining transaction price is then allocated to the loan facilitation services and PAS on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and PAS because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and PAS using the expected cost plus a margin approach.
The fee allocated to loan facilitation is recognized as revenue upon each successful loan facilitation, while the fee allocated to PAS are deferred and amortized over the period of the loan on a straight-line method as the PAS services are performed. PAS revenue recognized in the years ended December 31, 2018, 2019 and 2020 is RMB93,873,096, RMB86,251,498 and RMB73,775,464 (US$11,306,585), respectively.
The loan facilitation services and PAS are recorded as Loan facilitation income and other related income in the consolidated statements of comprehensive income.
Finance lease services
The Company provides automobile finance lease services to individual borrowers. Financing lease income is recognized using the effective interest method. Initial direct cost received and direct origination costs are generally deferred and amortized over the term of the related finance lease receivables using the effective interest method and are removed from the consolidated balance sheets when the related finance lease receivables are sold, charged off or paid in full.
After-market services income
The Company provides after-market services to car buyers which mainly include insurance facilitation service and car recovery and disposal services.
After-market insurance facilitation service mainly involve facilitating personal accident insurance and automobile insurance, and offering anti-theft package services. The Company first allocates the fair value of indemnification service under ASC 460 and then allocates the remaining consideration to the after-market insurance facilitation service. After-market insurance facilitation service income is recognized at the point of time facilitation services are performed
After-market car recovery and disposal services income mainly include delinquent asset management income for car recovery and disposal services, which is recognized at the point of time when the company delivers the relevant service.
Automobile trading transaction
The Company provides car trading services as a principal in which the Company purchases vehicles from suppliers which are vehicle manufacturers or their first-tier car dealerships and sells the vehicles to customers which are other car dealerships. The revenue generated from sale of vehicles is recognized at a point in time when the control of the vehicles is transferred from the Company to the customers when the vehicles are delivered and their titles are passed on to the customers.
Revenue recognition under ASC 605
Before January 1, 2019, the Company considers the loan facilitation services and the PAS as a multiple element revenue arrangement under ASC 605, and the financial institutions as the sole customer in the arrangement. The Company first allocates the consideration to the risk assurance liability equaling to the fair value of the risk assurance liability if the Company provides a risk assurance obligation to the financial institution in the arrangement. The remaining consideration is then allocated to the loan facilitation services and PAS. The Company does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services and PAS because the Company does not provide loan facilitation services or PAS on a standalone basis. There is also no third-party evidence of the prices charged by third-party service providers when such services are sold separately. As a result, the Company uses its best estimate of selling prices of loan facilitation services and PAS as the basis of revenue allocation. Nevertheless, the amount allocated to the delivered loan facilitation services is limited to the amount that is not contingent on the delivery of the undelivered PAS in accordance with ASC
605-25.
The loan facilitation services and PAS are recorded as revenue in the consolidated statements of comprehensive income.
For loan facilitation services, PAS and delinquent asset management fees, the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) services have been rendered, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured, in accordance with ASC 605. As collectability is uncertain in relation to the remaining loan facilitation services income due to the potential default by borrowers such that they are not considered to be fixed or determinable, the remaining loan facilitation service income is recorded on a cash basis.

Business Combinations
Business Combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805,
Business Combinations (“ASC 805”)
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2020 was related to its acquisition of Shanghai Chejia. In accordance with ASC 350,
Goodwill and Other Intangible Assets
, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.
The Company early adopted ASU
No. 2017-04,
Simplifying the Test for Goodwill Impairment
, (“ASU
2017-04”),
which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit.
Pursuant to ASC 350, the Company elected to perform a qualitative assessment for the reporting unit of Cango Inc. As of December 31, 2020, the Company completed its annual impairment test for goodwill that has arisen out of the acquisition of Shanghai Chejia. The Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions and financial performance of Cango Inc. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not
the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

Cost of revenues
Cost of revenues
Cost of revenues consist primarily of commissions paid to car dealers who refer borrowers to the Company, employee compensation costs, cost of vehicles, leasing interest expense, cost of telematics devices installed in automobiles and third-party outsourcing fees for vehicle repossession services. Cost of revenues are expensed as incurred when the corresponding services have been provided.

Foreign currency translation and transactions
Foreign currency translation and transactions
The functional currency of the Company, Cango HK and Express Limited is the US$. The Company’s subsidiaries, VIE, and subsidiaries of the VIE with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
(“ASC 830”). The Company uses RMB as its reporting currency. The financial statements of the Company, Cango HK and Express Limited are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive retained earnings (deficit), as a component of shareholders’ equity (deficit).
Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.
Monetary assets and liabilities denominated in currencies other than the functional currency are re-measured
into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income during the period or year in which they occur.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash, investments in interest bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash
Restricted cash
Restricted cash represents cash deposited with the respective financial institution customers as (i) general collaboration deposits, (ii) guarantee deposits for risk assured arrangements and (iii) collateral for short-term borrowings.
Financial institutions make corresponding deductions from the guarantee deposits for risk assured arrangements, when borrowers are delinquent in their installment repayments and/or when loans are required to be purchased by the Company after a specified delinquency period. Such restricted cash is not available to fund the general liquidity needs of the Company.
The balance of restricted cash deposited as general collaboration deposits was RMB35,207,876 and RMB140,785,028 (US$21,576,250) as of December 31, 2019 and 2020, respectively. The balance of restricted cash deposited as guarantee deposits for risk assured arrangements was RMB843,586,508 and RMB747,207,120 (US$114,514,500) as of December 31, 2019 and 2020, respectively. The balance of restricted cash deposited as collateral for short-term borrowings was RMB965,873,651 and RMB nil (US$nil) as of December 31, 2019 and 2020, respectively.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and current economic trends. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. Bad debts are written off after all collection efforts have been exhausted.

Contract Assets and Liabilities
Contract Assets and Liabilities
Contract assets represents the Company’s right to consideration in exchange for loan facilitation services that the Company has transferred to the customer before payment is due. The Company assesses contract assets for impairment in accordance with ASC 310,
Receivables
.
Contract assets as of December 31, 2019 and 2020 was RMB32,343,780 and RMB645,992,745 (US$99,002,720), respectively. The remaining unsatisfied performance obligations as of December 31, 2019 and 2020, pertaining to post-origination services amounted to RMB42,166,362 and RMB38,381,520 (US$5,882,225), respectively.
Contract liabilities represents the Company’s obligation to transfer goods or services to a customer for which the entity has received consideration (or an amount of consideration is due) from the customer. Contract liabilities are recorded in customer advances.

Short-term investments
Short-term investments
All highly liquid investments such as time deposits and structured deposits with original maturities of greater than three months, but less than twelve months, are classified as short-term investments. Investments such as wealth management products expected to be realized in cash during the next twelve months are also included in short-term investments.
The Company accounts for short-term debt investments in accordance with ASC Topic 320 (“ASC 320”), Investments — Debt Securities, and short-term equity investments in accordance with ASC Topic 321 (“ASC 321”), Investments — Equity Securities. The Company classifies the short-term debt investments as “held-to-maturity”,
“trading” or
“available-for-sale”,
whose classification determines the respective accounting methods stipulated by ASC 320.
Debt securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost. Such debt securities include time deposits, structured deposits and wealth management products in financial institutions.
Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading debt securities are included in earnings. Such debt securities include wealth management products.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
securities.
Available-for-sale
investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.
In 2020, equity securities include Li Auto Inc, a listed company, with readily determinable fair value with unrealized holding gains and losses included in earnings.
Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method and are reflected in earnings during the period in which gains or losses are realized. Realized and unrealized gains and losses and interest income from the short-term investments are recorded in “Interest and investment gain, net” and “Fair value change of equity investment” respectively in the consolidated statements of comprehensive income.

Derivative Instruments
Derivative Instruments
In 2019, the Company entered into cross-currency interest rate swap contracts that allow the Company to buy US Dollars at a pre-determined
exchange rate and repay US Dollars borrowing with fixed interest rate on maturity date. The total notional amount of the outstanding cross-currency interest rate swap contract was RMB311.6 million and RMB nil (US$ nil) as of December 31, 2019 and 2020, respectively. The cross-currency interest rate swap contracts matured in July 2020.The Company did not have derivative instruments as of December 31, 2020.
The Company accounts for the cross-currency interest rate swap contract in accordance with ASC 815,
Derivatives and hedging
. The cross-currency interest rate swap contract was measured at fair value and classified as accrued expenses and other current liabilities within the condensed consolidated balance sheets. The Company estimates the fair value of the cross-currency interest rate swap contract at each reporting period using a discounted cashflow model by using future net expected cashflow discounted at foreign exchange forward adjusted market yield. Any change in the fair value of the cross-currency interest rate swap contracts are recorded as other expense in the condensed consolidated statement of comprehensive income for each period until the contract matures, is terminated, or sold. During the years ended December 31, 2019 and 2020, the unrealized losses recognized in the comprehensive income related to the cross-currency interest rate swap contract were RMB3.3 million and RMB nil (US$nil), respectively.
The cross-currency interest rate swap contract may expose the Company to credit risk to the extent that the counterparty may be unable to meet the terms of the arrangement. The Company mitigates this credit risk by transacting with major financial institutions with high credit ratings. The Company did not pledge cash collateral for its cross-currency interest rate swap contract as of December 31, 2019 and 2020.

Short-term consumer financing receivables
Short-term consumer financing receivables
Short-term consumer financing receivables represents payments due from borrowers that utilize the Company’s credit services. Short-term consumer financing receivables is recorded at amortized cost, net of allowance for consumer financing receivables. Deferred origination costs are netted against revenue and amortized over the financing term using the effective interest method.

Allowance for short-term consumer financing receivables
Allowance for short-term consumer financing receivables
The allowance for short-term consumer financing receivables is calculated using the probability of default (“PD”) Loss given default (“LGD”) model based on pools of loans with similar risk characteristics, including product type to arrive at an estimate of incurred losses in the portfolio. Allowance is calculated by multiplying the PD by LGD for each pool. The PD and LGD model takes into consideration factors of historical delinquency migration to loss and loss given default. The Company adjusts the allowance that is determined by the PD and LGD model for various qualitative factors i.e. gross-domestic product rates, per capita disposable income, interest rates and consumer price indexes and other considerations. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year
increases and decreases in that respective factor.
Short-term consumer financing receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determined the balance to be uncollectable. In general, the Company considers short-term consumer financing receivables meeting any of the following conditions as uncollectable and charged-off:
(i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) loans are 180 days past due.

Long-term Investments
Long-term Investments
The Company’s long-term investments consist of equity investments with and equity investments without readily determinable fair value and available-for-sale
debt investments.
Equity investments with and without readily determinable fair value
Prior to adopting ASC Topic 321,
Investments—Equity Securities
(“ASC 321”) on January 1, 2019, the Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence in accordance with ASC
325-20,
Cost Method Investments
, (“ASC
325-20”).
The Company only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date for which the assessment is made. The fair value would then become the new cost basis of investment.
Subsequent to the Company’s adoption of ASC 321 on January 1, 2019, the cumulative effect of unrealized gains and losses of available-for-sale
equity securities before the adoption was not material. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
Pursuant to ASC 321, for equity investments with readily determinable fair value measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments without readily determinable fair value that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.
The Company has reclassified its long-term investments in Li Auto Inc. to short-term investments as of December 31, 2020 due to its ability to convert the investments into cash to fund current operations from the removal of investor lock-up restriction. See Note 3 “Short-Term Investments”.
Available-for-sale
debt securities
Subordinated trust units that do not have the following characteristics: (1) be of high credit quality and (2) cannot be contractually prepaid or settled such that the investor would not recover substantially all of its recorded investment, are debt securities and represents a beneficial interest that are accounted for in accordance with ASC 320
Investments—Debt and Equity Securities
and ASC
325-40
Investments—other, beneficial interests in securitized
financial assets
. The subordinated trust units are classified as
available-for-sale
debt securities and measured subsequently at fair value. The
Company recognizes the accretable yield as interest income over the life of the contractual life of the subordinated trust units using the effective yield method. In order to determine the interest recorded in each period, the Company estimates the timing and amount of future cash flows attributable to the beneficial interests over the estimated life of the trust. The Company reevaluates the estimated future cash flows periodically to determine whether an adjustment to the accretable yield is required or if an other-than-temporary impairment should be recorded. An other-than-temporary impairment is considered to have occurred when, based on current information and events, there has been an adverse change in the timing or amount of cash flows expected to be collected or when the Company intends to sell the securities or it is required to sell the securities before recovery of its amortized cost basis.

Equity method investments
Equity method investments
The Company uses the equity method to account for equity investments over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the company’s proportionate share of investee income or loss and other adjustments required by the equity method.
The Company assesses its equity investment for other than temporary impairment by considering relevant information including, but not limited to, current economic and market conditions, the operating performance of the investee, including current earning trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Risk assurance liabilities
Risk assurance liabilities
The Company provides risk assurance to various financial institution customers. The risk assurance liability requires the Company to either make delinquent installment repayments or purchase the loans after a specified period on an individual loan basis. The risk assurance liability is exempted from being accounted for as a derivative in accordance with ASC
815-10-15-58.
The risk assurance liability consists of two components. The Company’s obligation to stand ready to make delinquent payments or to purchase the loan over the term of the arrangement (the non-contingent
aspect) is accounted for in accordance with ASC 460
Guarantees
(“ASC 460”). The contingent obligation relating to the contingent loss arising from the arrangement is accounted for in accordance with ASC 450
Contingencies
(“ASC 450”). At inception, the Company recognizes the
non-contingent
aspect of the risk assurance liability at fair value, which considers the premium required by a third-party market participant to issue the same risk assurance in a standalone transaction.
Subsequent to the initial recognition, the
non-contingent
aspect of the risk assurance liability is reduced over the term of the arrangement as the Company is released from its stand ready obligation on a loan-by-loan
basis based on the borrower’s repayment of the loan principal. The contingent loss arising from the obligation to make future payments is recognized when borrower default is probable and the amount of loss is estimable. The Company considers the underlying risk profile including delinquency status, overdue period, and historical loss experience when assessing the probability of contingent loss. Borrowers are grouped based on common risk characteristics, such as product type. The Company measured contingent loss based on the future payout of the arrangement estimated using the historical default rates of a portfolio of similar loans less the fair value of the recoverable collateral.

Financing receivables
Financing receivables
The Company records financing receivables in accordance with ASC
310-30
Loan and debt securities acquired with deteriorated credit quality when it exercises its obligation to purchase a delinquent loan under the risk assurance obligation and obtains legal title to any subsequent payments made by the borrower and the repossessed asset. Financing receivables are recorded at their purchase price, which is presumed to be the financing receivables’ fair value. The Company subsequently records an allowance for financing receivables, if based on current information and events, it is probable that the Company is unable to collect all of the expected cash flows at acquisition, plus additional cash flows expected to be collected arising from changes in estimates after acquisition.
The Company derecognizes financing receivables upon physical possession of the repossessed asset, which includes the transfer of title through the completion of regulatory proceedings. The Company derecognizes the financing receivables and records the repossessed asset at its estimated fair value, less cost to sell, as other non-current
assets on the consolidated balance sheet. Any difference between the estimated fair value of the repossessed asset and the financing receivables is recognized in the consolidated statements of comprehensive income. The Company derecognized financing receivables of RMB30,633,497 and RMB66,742,161 (US$10,228,684) for the year ended December 31, 2019 and 2020, respectively.
Repossessed assets are initially recognized at the fair value of the asset less estimated costs to sell. Any gain or loss from the disposal of the repossessed assets are recognized in the consolidated statements of comprehensive income.

Finance lease receivables
Finance lease receivables
Finance lease receivables are carried at amortized cost comprising of original financing lease and direct costs, net of unearned income and allowance for finance lease receivables. An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Finance lease receivables are collateralized by vehicle titles and, subject to local laws, the Company generally has the right to repossess the vehicle in the event the borrower defaults on the payment terms of the contract. Finance lease receivables are divided among pools based on common risk characteristics, such as product and delinquent status. These pools are collectively evaluated for impairment by management judgment. The allowance is aggregated for each of the pools. Provisions for finance lease receivables are charged to operations in amounts sufficient to maintain the allowance for finance lease receivables at levels considered adequate to cover probable losses inherent in our finance lease receivables.

Impaired finance lease receivables
Impaired finance lease receivables
A finance lease receivable is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired.

Nonaccrual policy
Nonaccrual policy
The Company does not accrue lease income or interest income on finance lease principals, short-term consumer financing receivables and financing receivables that are considered impaired or delinquent. A corresponding allowance is determined under ASC
450-20
and allocated accordingly. Accrual of financing lease income and interest income are suspended on accounts that are delinquent, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual
finance lease receivables, loans and financing receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded to principal. Interest accrual resumes once an account has received payments bringing the delinquency status to non-delinquent.

Allowance for finance lease receivables
Allowance for finance lease receivables
The allowance for finance lease receivables is calculated using the PD LGD model based on pools of finance lease receivables with similar risk characteristics, including product type to arrive at an estimate of incurred losses in the portfolio. Allowance is calculated by multiplying the PD by LGD for each pool. The PD and LGD model takes into consideration factors of historical delinquency migration to loss and loss given default. The Company adjusts the allowance that is determined by the PD and LGD model for various qualitative factors i.e. gross-domestic product rates, per capita disposable income, interest rates and consumer price indexes and other considerations. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year
increases and decreases in that respective factor.
Finance lease receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off:
(i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the amount remained outstanding 180 days past due and therefore deemed uncollectible; (iv) the collateral are physically repossessed.

Treasury shares
Treasury shares
The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of
	leasehold improvements or the lease term	Nil
Costs associated with the repair and maintenance of property and equipment are expensed as incurred.

Intangible assets
Intangible assets
Intangible assets that have definite useful life primarily include purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, which vary from
6-10
years. The weighted average amortization period for the computer software is 9.41 years and 9.26 years as of December 31, 2019 and 2020, respectively.
Intangible assets that have indefinite useful life primarily include a purchased Insurance Brokerage License as of December 31, 2020. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

Non-controlling interests
Non-controlling
interests
For the Company’s majority-owned subsidiaries and consolidated VIEs, a non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income attributed to the Company’s shareholders excludes the net income attributable to non-controlling
interests. The cumulative results of operations attributed to non-controlling
interests are recorded in the Company’s consolidated balance sheets.

Research and development
Research and development
Research and development expenses are primarily incurred in the development of new services, new features, and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any year presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets and intangible assets with definite lives
Impairment of long-lived assets and intangible assets
Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360,
Property, Plant and Equipment
(“ASC 360”). The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.
Intangible assets with indefinite lives, are assessed annually for impairment and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350,
Intangibles – Goodwill and Other
(“ASC 350”). Impairment exists when the fair value is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.

Employee defined contribution plan
Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB59,407,321, RMB66,584,898 and RMB35,451,168 (US$5,433,129) for the years ended December 31, 2018, 2019 and 2020, respectively.

Value added taxes ("VAT")
Value added taxes (“VAT”)
Since its inception, Shanghai Cango was certified as a general VAT taxpayer whose applicable tax rate was 6%. The subsidiaries of the VIE are all general VAT taxpayers, except for Shanghai Wangtian Investment Co., Ltd., which is certified as small-scale VAT taxpayers with an applicable tax rate of 3%. Shanghai Cango Automobile Sales Co., Ltd and Shanghai Cango Electronic Technology Co., Ltd. (“Electronic Technology”) ’s applicable tax rate is 16% and 6% before April 1, 2019 and 13% and 6% after April 1, 2019, respectively. VAT is reported as a deduction to revenue when incurred and amounted to RMB100,646,868, RMB130,059,457 and RMB207,266,214 (US$31,764,937) for the years ended December 31, 2018, 2019 and 2020, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes
Income taxes
The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not
to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.
The Company applies the provisions of ASC 740,
Income Taxes
(“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2018, 2019 and 2020, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Segment information
Segment information
In accordance with ASC
280-10,
Segment Reporting: Overall
(“ASC
280-10”),
the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results as a whole. As a result, the Company has only one reportable segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segment is presented.

Comprehensive income
Comprehensive income
Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive income includes net income, foreign currency translation adjustments and unrealized (losses) gains on available-for-sale
securities and is presented in the consolidated statements of comprehensive income.

Operating leases
Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Fair value measurements
Fair value measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, finance lease receivables, financing receivables, short-term consumer financing receivables, other current assets, short-term and long-term debts, income tax payable, accrued expenses and other liabilities. The carrying amounts of these financial instruments, except for non-current
portion of restricted cash,
non-current
finance lease receivables and long-term debts, approximate their fair values because of their generally short maturities. The carrying amount of non-current
portion of restricted cash,
non-current
finance lease receivables and long-term debts approximates their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Share-based compensation

Share-based compensation
The Company accounts for share-based compensation in accordance with ASC 718,
Compensation-Stock Compensation
(“ASC 718”).
The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up
adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.
A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based awards granted to employees.

Earnings per share
Earnings per share
The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260,
Earnings Per Share
(“ASC 260”), using the
two-class
method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation.
Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and restricted shares subject to forfeiture. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does not assume the conversion of such shares.
The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.
For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Government grants
Government grants
Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts and are typically granted based on the amount of investment made by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The Company recognize government grants as other income when cash is received from the government.

Convenience translation for financial statements presentation
Convenience translation for financial statements presentation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.5250 per
US$1.00 on December 31, 2020, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate
.

Impact of COVID-19
Impact of
COVID-19
In the first half of 2020, the
COVID-19
pandemic severely disrupted the domestic automotive industry. The Company’s loan facilitated income and other related income declined while the M1+ and M3+ overdue ratio rose compared to the prior period. Since the third quarter of the year ended 2020, China’s auto market has regained momentum with gradual recovery and the Company’s financial and operational performance rebounded.
There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of
COVID-19,
possibility of a second wave in China, the development and progress of distribution of
COVID-19
vaccine and other medical treatment, the potential change in user behavior, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition especially for SMEs, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the revenue recognition, allowance for accounts receivable, allowance for financing receivables, allowance for finance lease receivables and fair value of risk assurance liabilities, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods.

Significant risks and uncertainties
Significant risks and uncertainties
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments, financing receivables, finance lease receivables and accounts receivable.
The Company places its cash and cash equivalents and short-term investments, with reputable financial institutions which have high-credit ratings. There has been no recent history of default related to these financial institutions.
The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.
Concentration of customers
Approximately 60.2%, 39.1%, and 36.5% of revenues were derived from provision of services to two financial institutions for the years ended December 31, 2018, 2019 and 2020, respectively.
Interest rate risk
The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps, including using derivative financial instruments to economically manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates.
Borrower default risk
The Company entered into certain risk assured facilitation arrangements whereby it is obligated to purchase delinquent loans from financial institutions. The Company’s operating results could be adversely affected by a significant increase in the overall borrower default rate for loans facilitated under such arrangements. The Company manages its borrowers’ default risk by performing credit checks on each prospective borrower and ongoing monitoring of the Company overall loan portfolio facilitated through the risk assured facilitation arrangement.
Business and economic risk
The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth and risks related to outbreaks of epidemics, such as
COVID-19.
The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Comparative Information
Certain items in the consolidated financial statements have been adjusted to conform with the current year’s presentation to facilitate comparison.

Recent accounting pronouncements
Recently Adopted Accounting Pronouncements
Simplifying the Test for Goodwill Impairment
In January 2017, the FASB issued ASU
No. 2017-04,
Simplifying the Test for Goodwill Impairment
, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, as opposed to determining an implied fair value in Step two to measure the impairment loss. The Company adopted this standard update effective January 1, 2019.The standard update did not have a material impact on the Company’s financial statements.
Fair Value Measurement
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure
Requirements for Fair Value Measurement
(“ASU
2018-13”),
which modifies the disclosure requirements on fair value measurements in Topic
820, Fair Value Measurement, including, among other changes, the consideration of costs and benefits when evaluating disclosure requirements. The Company adopted this standard update effective January 1, 2020. The standard update did not have a material impact on the Company’s financial statements.
Compensation—Stock Compensation
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees (“ASU
2018-07”)
, which largely aligns the accounting for share-based payment awards issued to employees and nonemployees by expanding the scope of Topic 718 to apply to nonemployee share-based transactions, as long as the transaction is not effectively a form of financing. The Company adopted this standard update effective January 1, 2020. The standard update did not have a material impact on the Company’s financial statements.
Recent accounting pronouncements
As a company with less than US$1.07 billion in revenue for the last fiscal year, the Company qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. An EGC may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
(“ASU
2016-02”).
ASU
2016-02
specifies the accounting for leases. For operating leases, ASU
2016-02
requires a lessee to recognize a
right-of-use
asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In accordance with ASU
2019-10,
Effective Dates to Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)
. Leases (Topic 842) is effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. In May 2020, the FASB issued ASU
No. 2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities
, which defers the effective date of lease of the Company to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application continues to be permitted. The Company is currently in the process of evaluating and believes the most significant change will be related to the recognition of right-of-use
assets and lease liabilities on the Company’s consolidated balance sheet for certain in-scope
operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments and respective amendments
(“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, the FASB issued ASU
No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments —Credit Losses
(“ASU
2018-19”),
which amends ASU
2016-13
to clarify that receivables arising from operating leases are not within the scope of Subtopic
326-20,
and instead, impairment of such receivables should be accounted for in accordance with Topic 842, Leases. ASU
2016-13
and ASU
2018-19
are effective for fiscal years and interim periods within those years beginning after December 15, 2022, with early adoption permitted as of the fiscal years beginning after December 15, 2018. An entity will apply the amendments in these updates through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In February 2020, the FASB issued ASU
2020-02,
Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842)—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No.
 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No.
 2016-02,
Leases (Topic 842)
. For Credit Losses (Topic 326), it added the accounting for loan losses by registrants engaged in lending activities subject to FASB ASC Topic 326. This staff interpretation applies to all registrants that are creditors in loan transactions that, individually or in the aggregate, have a material effect on the registrant’s financial condition. The Company is currently in the process of evaluating and believes the most significant change will be related to the recognition of addition allowance for accounts receivable, finance lease receivables, short-term consumer financing receivables and financing receivables, and provision for risk assurance liabilities and plans to adopt the Topic 326 for fiscal years and interim periods within those years beginning after December 15, 2022.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes-Income Taxes (Topic 740).
The amendments in this Update simplify the accounting for income taxes by removing the some of the exceptions and simplify the accounting for income taxes. The ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for which financial statements have not yet been made available for issuance. The Company is evaluating the effects, if any, of the adoption of these guidance on the Company’s financial position, results of operations and cash flows.